Acquisitions (Table)	12 Months Ended
Dec. 31, 2017
Omnicare, Inc.
Business Acquisition
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

In Millions
Current assets (including cash of $298)	$1,657
Property and equipment	313
Goodwill	9,139
Intangible assets	3,962
Other noncurrent assets	63
Current liabilities	(773)
Long-term debt	(3,110)
Deferred income tax liabilities	(1,498)
Other noncurrent liabilities	(69)
Redeemable noncontrolling interest	(39)
Total consideration	$9,645

Business Acquisition, Pro Forma Information

(In millions, except per share data)
Total revenues	$156,798
Income from continuing operations	5,277
Basic earnings per share from continuing operations	4.70
Diluted earnings per share from continuing operations	4.66

Target Pharmacy Acquisition
Business Acquisition
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The fair values of the assets acquired at the date of acquisition were approximately as follows:

In millions
Accounts receivable	$2
Inventories	467
Property and equipment	9
Intangible assets	490
Goodwill	900
Total cash consideration	$1,868